Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the nine months ended September 30, 2012, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,744	950,739	61,124	2.98–8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08–13.60
Forbearance of agreement terms	95,526	1,240,032	-	7.14–27.54
Cash and warrants	199,412	1,660,760	-	7.57–0.85
Executive compensation (1)	429,973	4,667,764	-	8.93
Stock issued for future services	96,823	1,001,519	-	9.78–21.25
Conversion of Series C, preferred stock to common stock	22,353	614,984	614,984	27.54
Warrant Conversions/Settlements	849,359	7,274,805	1,510,613	5.44–15.73
Total	1,984,398	17,880,286	2,476,618	2.98–27.54

(1)	Represents stock compensation earned in 2011 and issued in 2012.

During the year ended December 31, 2011, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55–85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50–51.00
Settlement of accounts payable and accrued expenses (1)	64,172	3,646,719	25.50–102.00
Extension of debt maturity date	11,030	161,250	14.45–17.00
Services – rendered	54,731	1,199,844	0.00–977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50–68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00–977.50

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 5)	1,739,329
Total loss on settlement	$3,862,458

Schedule Of Prepaid Stock Compensation [Table Text Block]

The following represents the allocation of prepaid stock compensation as of December 31, 2011 and 2010:

Prepaid stock compensation – December 31, 2009	$-
Prepaid stock compensation additions during the year ended December 31, 2010	2,734,548
Amortization of prepaid stock compensation	(768,637)
Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	$534,456

Schedule Of Amortized Prepaid Expense [Table Text Block]	The following represents the allocation of prepaid stock compensation at December 31, 2011:
Prepaid expense that will be amortized in 2012	$534,456

Schedule Of Common Stock Transaction Type [Table Text Block]

During the year ended December 31, 2010, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Reverse recapitalization	30,673	(25,107)	-
Conversion of preferred stock	19,608	-	0.85
Conversion of convertible debt	9,070	1,033,500	42.50–569.50
Settlement of accounts payable (1)	10,606	433,400	42.50–357.00
Settlement of notes payable (2)	4,901	1,191,064	42.50–467.50
Settlement of notes payable – officer	8,426	358,077	42.50
Cash and warrants – net of payment in recapitalization of ($25,107)	4,904	1,528,676	229.50-425.00
Services – rendered	26,421	4,554,615	42.50–986.00
Services – rendered – officers (bonus)	11,765	5,300,000	450.50
Services – prepaid stock compensation (5)	12,407	2,734,548	51.00–986.00
Contract settlement (3)	602	100,000	170.00
Extension of debt maturity date (4)	153	95,500	518.50–977.50
Secured debt offering	59	30,500	518.50
Total	139,595	17,334,773	Range: 0.85–986.00

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2011	1,903	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(58)	$425.00
Balance – September 30, 2012 – outstanding	1,845	$425.00	2.5 years	-
Balance – September 30, 2012 – exercisable	1,845	$425.00	2.5 years	-
Outstanding options held by related parties – 2012	1,177
Exercisable options held by related parties – 2012	1,177

The following is a summary of the Company’s stock option activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (year)	Aggregate Intrinsic Value
Balance – December 31, 2009	-	-	-	-
Granted	3,256	425.00	4.25
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Outstanding, December 31, 2010	3,256	425.00	4.25	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,353)	425.00
Outstanding, December 31, 2011 – outstanding	1,903	425.00	3.25	-
Outstanding, December 31, 2011 – exercisable	1,903	425.00	3.25	-

Grant date fair value of options granted – 2010		630,990
Weighted average grant date fair value – 2010		425.00

Outstanding options held by related parties – 2011	2,353
Exercisable options held by related parties – 2010	2,353
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the Company for the nine months ended September 30, 2012 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2011	333,340	$17.00
Granted	500,721	10.20
Exercised	(37,647)	7.57
Converted	(791,423)	10.20
Balance as September 30, 2012	4,991	$32.30

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	4,991	2.06	$32.30	89	$1,275.00	-

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2009	-	-
Granted	883	$1,275.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2010	883	1,275.00
Granted	332,457	17.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2011	333,340	$17.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	333,340	2.85	$17.85	72,584	$35.70	875,000